Share Capital and Earnings Per Share	12 Months Ended
Dec. 31, 2018
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Share Capital and Earnings Per Share

Note 12    Share Capital and Earnings Per Share

The authorized capital of MFC consists of:

∎	an unlimited number of common shares without nominal or par value; and
∎	an unlimited number of Class A, Class B and Class 1 preferred shares without nominal or par value, issuable in series.

(a) Preferred shares

The changes in issued and outstanding preferred shares are as follows.

	2018		2017
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, January 1	146	$3,577	146	$3,577
Issued, Class 1 shares, Series 25(1)	10	250	–	–
Issuance costs, net of tax	–	(5)	–	–
Balance, December 31	156	$3,822	146	$3,577

(1)	On February 20, 2018, MFC issued 10 million of Non-Cumulative Rate Reset Class 1 Shares Series 25 at a price of $25 per share for gross proceeds of $250.

Additional information for the outstanding preferred shares as at December 31, 2018

As at December 31, 2018	Issue date	Annual dividend rate(1)		Earliest redemption date(2)	Number of shares (in millions)	Face amount	Net amount(3)
Class A preferred shares
Series 2	February 18, 2005	4.65%		n/a	14	$350	$344
Series 3	January 3, 2006	4.50%		n/a	12	300	294
Class 1 preferred shares
Series 3(4),(5)	March 11, 2011	2.178%		June 19, 2021	6	158	155
Series 4	June 20, 2016	floating	(6)	n/a	2	42	41
Series 5(4),(5)	December 6, 2011	3.891%		December 19, 2021	8	200	195
Series 7(4),(5)	February 22, 2012	4.312%		March 19, 2022	10	250	244
Series 9(4),(5)	May 24, 2012	4.351%		September 19, 2022	10	250	244
Series 11(4),(5),(7)	December 4, 2012	4.731%		March 19, 2023	8	200	196
Series 13(4),(5),(8)	June 21, 2013	4.414%		September 19, 2023	8	200	196
Series 15(4),(5)	February 25, 2014	3.90%		June 19, 2019	8	200	195
Series 17(4),(5)	August 15, 2014	3.90%		December 19, 2019	14	350	343
Series 19(4),(5)	December 3, 2014	3.80%		March 19, 2020	10	250	246
Series 21(4),(5)	February 25, 2016	5.60%		June 19, 2021	17	425	417
Series 23(4),(5)	November 22, 2016	4.85%		March 19, 2022	19	475	467
Series 25(4),(5)	February 20, 2018	4.70%		June 19, 2023	10	250	245
Total					156	$3,900	$3,822

(1)	Holders of Class A and Class 1 preferred shares are entitled to receive non-cumulative preferential cash dividends on a quarterly basis, as and when declared by the Board of Directors.
(2)

Redemption of all preferred shares is subject to regulatory approval. MFC may redeem each series, in whole or in part, at par, on the earliest redemption date or every five years thereafter, with the exception of Class A Series 2, Class A Series 3 and Class 1 Series 4 preferred shares. Class A Series 2 and Series 3 preferred shares are past their respective earliest redemption date and MFC may redeem these shares, in whole or in part, at par at any time, subject to regulatory approval, as noted. MFC may redeem the Class 1 Series 4, in whole or in part, at any time, at $25.00 per share if redeemed on June 19, 2021 and on June 19 every five years thereafter, or at $25.50 per share if redeemed on any other date after June 19, 2016, subject to regulatory approval, as noted.

(3)	Net of after-tax issuance costs.
(4)

On the earliest redemption date and every five years thereafter, the annual dividend rate will be reset to the five-year Government of Canada bond yield plus a yield specified for each series. The specified yield for Class 1 shares is: Series 3 – 1.41%, Series 5 – 2.90%, Series 7 – 3.13%, Series 9 – 2.86%, Series 11 – 2.61%, Series 13 – 2.22%, Series 15 – 2.16%, Series 17 – 2.36%, Series 19 – 2.30%, Series 21 – 4.97%, Series 23 – 3.83% and Series 25 – 2.55%.

(5)

On the earliest redemption date and every five years thereafter, Class 1 preferred shares are convertible at the option of the holder into a new series that is one number higher than their existing series, and the holders are entitled to non-cumulative preferential cash dividends, payable quarterly if and when declared by the Board of Directors, at a rate equal to the three month Government of Canada Treasury bill yield plus the rate specified in footnote 4 above.

(6)	The floating dividend rate for the Class 1 Shares Series 4 equals the three-month Government of Canada Treasury bill yield plus 1.41%.
(7)

MFC did not exercise its right to redeem all or any of the outstanding Class 1 Shares Series 11 on March 19, 2018 (the earliest redemption date). Dividend rate for Class 1 Shares Series 11 was reset as specified in footnote 4 above to an annual fixed rate of 4.731% for a five-year period commencing on March 20, 2018.

(8)

MFC did not exercise its right to redeem all or any of the outstanding Class 1 Shares Series 13 on September 19, 2018 (the earliest redemption date). Dividend rate for Class 1 Shares Series 13 was reset as specified in footnote 4 above to an annual fixed rate of 4.414% for a five-year period commencing on September 20, 2018.

(b) Common shares

The changes in common shares issued and outstanding are as follows.

	2018		2017
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, January 1	1,982	$22,989	1,975	$22,865
Repurchased for cancellation	(23)	(269)	–	–
Issued under dividend reinvestment plan	9	182	–	–
Issued on exercise of stock options and deferred share units	3	59	7	124
Total	1,971	$22,961	1,982	$22,989

Normal Course Issuer Bid

On November 12, 2018, the Company announced that the Toronto Stock Exchange approved a normal course issuer bid (“NCIB”) permitting the purchase for cancellation of up to 40 million MFC common shares. Purchases under the NCIB commenced on November 14, 2018 and may continue until November 13, 2019, when the NCIB expires, or such earlier date as the Company completes its purchases. As at December 31, 2018, the Company had repurchased 23 million shares for $478. Of this, $269 was recorded in common shares and $209 was recorded in retained earnings in the Consolidated Statements of Changes in Equity.

Dividend Reinvestment Plan

The Company offers a Dividend Reinvestment Program (“DRIP”) whereby shareholders may elect to automatically reinvest dividends in the form of MFC common shares instead of receiving cash. The offering of the program and its terms of execution are subject to the Board of Directors’ discretion. For the first three quarters of 2018, common shares in connection with DRIP were purchased on the open market with no applicable discount. For the dividend paid on December 19, 2018, the required common shares were purchased from treasury with a two per cent (2%) discount from the market price.

(c) Earnings per share

The following table presents basic and diluted earnings per common share of the Company.

For the years ended December 31,	2018	2017
Basic earnings per common share	$2.34	$0.98
Diluted earnings per common share	2.33	0.98

The following is a reconciliation of the denominator (number of shares) in the calculation of basic and diluted earnings per share.

For the years ended December 31,	2018	2017
Weighted average number of common shares (in millions)	1,983	1,978
Dilutive stock-based awards(1) (in millions)	5	8
Weighted average number of diluted common shares (in millions)	1,988	1,986

(1)

The dilutive effect of stock-based awards was calculated using the treasury stock method. This method calculates the number of incremental shares by assuming the outstanding stock-based awards are (i) exercised and (ii) then reduced by the number of shares assumed to be repurchased from the issuance proceeds, using the average market price of MFC common shares for the year. Excluded from the calculation was a weighted average of 7 million (2017 – 2 million) anti-dilutive stock-based awards.

(d) Quarterly dividend declaration subsequent to year end

On February 13, 2019, the Company’s Board of Directors approved a quarterly dividend of $0.25 per share on the common shares of MFC, payable on or after March 19, 2019 to shareholders of record at the close of business on February 27, 2019.

The Board also declared dividends on the following non-cumulative preferred shares, payable on or after March 19, 2019 to shareholders of record at the close of business on February 27, 2019.

Class A Shares Series 2 – $0.29063 per share	Class 1 Shares Series 13 – $0.275875 per share
Class A Shares Series 3 – $0.28125 per share	Class 1 Shares Series 15 – $0.24375 per share
Class 1 Shares Series 3 – $0.136125 per share	Class 1 Shares Series 17 – $0.24375 per share
Class 1 Shares Series 4 – $0.193315 per share	Class 1 Shares Series 19 – $0.2375 per share
Class 1 Shares Series 5 – $0.243188 per share	Class 1 Shares Series 21 – $0.35 per share
Class 1 Shares Series 7 – $0.2695 per share	Class 1 Shares Series 23 – $0.303125 per share
Class 1 Shares Series 9 – $0.271938 per share	Class 1 Shares Series 25 – $0.29375 per share
Class 1 Shares Series 11 – $0.295688 per share